Long Term Debt - Borrowing Base Credit Facility (Parenthetical) (Detail)	Dec. 31, 2015 USD ($)
2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility	$ 2,000,000,000